Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities- Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Details) - Recurring basis - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	$ 12,254	$ 44,268
Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	24,118	24,300
State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	204,259	174,192
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Significant Other Observable Inputs (Level 2) | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	12,254	44,268
Significant Other Observable Inputs (Level 2) | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	24,118	24,300
Significant Other Observable Inputs (Level 2) | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	204,259	$ 174,192
Significant Unobservable Inputs (Level 3) | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Significant Unobservable Inputs (Level 3) | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Significant Unobservable Inputs (Level 3) | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	$ 0